Property and Equipment (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,111,421	$ 1,107,198	$ 1,222,743
Accumulated depreciation	(652,527)	(638,159)	(1,045,153)
Property and equipment, net	458,894	469,039	177,591
Brewery machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	731,883	731,883	730,683
Keg Asset [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	311,596	311,596
Capitalized keg lease [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross			480,060
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	525
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,320	4,320
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 63,097	$ 59,399	$ 12,000